Shareholders' Equity and Comprehensive Income	12 Months Ended
Sep. 27, 2013
Stockholders' Equity Note [Abstract]
Shareholders' Equity and Comprehensive Income
Shareholders' Equity and Comprehensive Income
Dividends
Prior to May 2011, the Company paid dividends in the form of a return of share capital from the Company's registered share capital. These payments were made free of Swiss withholding taxes. The Company now makes dividend payments from its contributed surplus equity position in its Swiss statutory accounts. These payments are also made free of Swiss withholding taxes. Unlike payments made in the form of a reduction to registered share capital, which are required to be denominated in Swiss francs and converted to U.S. dollars at the time of payment, payments from the contributed surplus account may effectively be denominated in U.S. dollars.
Under Swiss law, the authority to declare dividends is vested in the general meeting of shareholders. On March 6, 2013, the Company's shareholders approved a cash dividend of $0.64 per share, payable to shareholders in four quarterly installments of $0.16 in May 2013, August 2013, November 2013 and February 2014. As a result, during the quarter ended March 29, 2013, the Company recorded an accrued dividend of $296 million within Accrued and other current liabilities and a corresponding reduction to Contributed surplus on the Company's Consolidated Balance Sheet. The first installment of $0.16 was paid on May 22, 2013 to shareholders of record on April 26, 2013. The second installment of $0.16 was paid on August 21, 2013 to shareholders of record on July 26, 2013. The third installment of $0.16 was paid on November 14, 2013 to shareholders of record on October 25, 2013.
On March 7, 2012, the Company's shareholders approved a cash dividend of $0.50 per share, payable to shareholders in two quarterly installments of $0.25 on May 23, 2012 and August 22, 2012. On September 17, 2012, the Company's shareholders approved a cash dividend of $0.30 per share, payable to shareholders in two quarterly installments of $0.15 on November 15, 2012 and February 20, 2013. The $0.30 dividend reflects the impact of the 2012 Separation on the Company's dividend policy. As a result, the Company recorded an accrued dividend of $231 million as of March 7, 2012 and an additional accrued dividend of $139 million as of September 17, 2012 within Accrued and other current liabilities and a corresponding reduction to Contributed surplus. The first installment of $0.25 was paid on May 23, 2012 to shareholders on record on April 27, 2012. The second installment of $0.25 was paid on August 22, 2012 to shareholders on record on July 27, 2012. The first installment of $0.15 of the $0.30 dividend was paid on November 15, 2012 to shareholders of record on October 16, 2012. The second installment of $0.15 of the $0.30 dividend was paid on February 20, 2013 to shareholders of record on January 25, 2013.
On March 9, 2011, the Company's shareholders approved an annual dividend on the Company's common shares of $1.00 per share, which was paid from contributed surplus in four installments of $0.25 per share to shareholders on record on April 29, 2011, July 29, 2011, October 28, 2011 and January 27, 2012. As a result, the Company recorded an accrued dividend of $468 million as of March 9, 2011 within Accrued and other current liabilities and a corresponding reduction to Contributed surplus.
Common Stock
As of September 27, 2013, the Company's share capital amounted to CHF 243,181,525, or 486,363,050 registered common shares with a par value of CHF 0.50 per share. Until March 6, 2015, the Board of Directors may increase the Company's share capital by a maximum amount of CHF 121,500,000 by issuing a maximum of 243,000,000 shares. In addition, (i) the share capital of the Company may be increased by an amount not exceeding CHF 23,964,755 through the issue of a maximum of 47,929,510 shares through the exercise of conversion and/or option or warrant rights granted in connection with bonds, notes or similar instruments and (ii) the share capital of the Company may be increased by an amount not exceeding CHF 23,964,755 through the issue of a maximum of 47,929,510 shares to employees and other persons providing services to the Company. Although the Company states its par value in Swiss francs, it continues to use the U.S. dollar as its reporting currency for preparing its Consolidated Financial Statements.
On March 6, 2013, shareholders of the Company approved a reduction of the Company's registered share capital from CHF 3,258,632,435 to CHF 243,181,525 by reducing the par value of each share from CHF 6.70 to CHF 0.50 per share and correspondingly increasing the Company's contributed surplus by CHF 3,015,450,910. The reduction in registered share capital and corresponding increase in contributed surplus is intended to provide the Company with more flexibility in making distributions to shareholders. On May 13, 2013, the notice period required in accordance with Swiss law expired, and the amendment to the Company's Articles of Association was filed with the Swiss Commercial Register on May 15, 2013. As a result, the reduction in registered share capital and corresponding increase in contributed surplus, which did not result in any changes to total Shareholders' Equity, was recorded during the year ended September 27, 2013.
Share Repurchase Program
The Company's Board of Directors approved the $600 million 2013 share repurchase program, the $1.0 billion 2011 share repurchase program and the $1.0 billion 2010 share repurchase program in January 2013, April 2011 and September 2010, respectively. Share repurchases reduce the amount of common shares outstanding and decrease the dividends declared on the Consolidated Statement of Shareholders' Equity. Shares repurchased by the Company by fiscal year and share repurchase program are provided below:

	2013 Share Repurchase Program		2011 Share Repurchase Program		2010 Share Repurchase Program
	Shares (in millions)	Amounts ($ in billions)	Shares (in millions)	Amounts ($ in billions)	Shares (in millions)	Amounts ($ in billions)
Approved Repurchase Amount		$0.6		$1.0		$1.0
Repurchases
Fiscal 2013	3.0	0.1	7.0	0.2	N/A	N/A
Fiscal 2012	N/A	N/A	11.0	0.5	N/A	N/A
Fiscal 2011	N/A	N/A	6.0	0.3	24.0	1.0
Remaining Amount Available		$0.5		$—		$—

Comprehensive Income

	2013	2012	2011
Net income	$533	$471	$1,720
Foreign currency translation	(87)	92	21
Liquidation of foreign entities (1)	(9)	2	(164)
Income tax expense (2)	(6)	(1)	—
Foreign currency translation, net of tax	(102)	93	(143)
Net actuarial gains (losses)	109	(212)	(30)
Amortization reclassified into earnings	26	22	21
Settlements/curtailments reclassified to earnings	—	—	(1)
Foreign currency and other	—	(15)	(2)
Divestiture of business	—	—	33
Income tax (expense) benefit	(54)	42	12
Defined benefit and post retirement plans, net of tax	81	(163)	33
Unrealized gain (loss) on marketable securities and derivative instruments	2	(1)	(2)
Income tax (expense) benefit	(2)	1	(2)
Unrealized loss on marketable securities and derivative instruments, net of tax	—	—	(4)
Deconsolidation of variable interest entity due to adoption of an accounting standard	—	—	(11)
Total other comprehensive loss, net of tax	(21)	(70)	(125)
Comprehensive income	512	401	1,595
Less: comprehensive loss attributable to noncontrolling interests	(3)	(1)	(10)
Comprehensive income attributable to Tyco common shareholders	$515	$402	$1,605

(1)
During the years ended September 27, 2013, September 28, 2012 and September 30, 2011, $9 million of cumulative translation gains, $2 million of cumulative translation loss and $164 million of cumulative translation gains, respectively, were transferred from currency translation adjustments as a result of the sale of foreign entities. Of these amounts, nil, $2 million and $126 million, respectively, are included in income from discontinued operations.

(2)
Income tax on the net investment hedge was $6 million of an income tax expense for the year ended September 27, 2013, $1 million of an income tax expense for the year ended September 28, 2012 and nil for the year ended September 30, 2011.

Accumulated Other Comprehensive Loss
The components of accumulated other comprehensive loss are as follows ($ in millions):

	Currency Translation Adjustments	Unrealized Gain (Loss) on Marketable Securities and Derivative Instruments	Retirement Plans	Accumulated Other Comprehensive Loss
Balance as of September 24, 2010	$213	$4	$(539)	$(322)
Other comprehensive (loss) income, net of tax	(143)	(4)	33	(114)
Balance as of September 30, 2011	70	—	(506)	(436)
Other comprehensive income (loss), net of tax	93	—	(163)	(70)
Distribution of Tyco Flow Control and ADT	(582)	—	122	(460)
Balance as of September 28, 2012	(419)	—	(547)	(966)
Other comprehensive (loss) income, net of tax	(102)	—	81	(21)
Balance as of September 27, 2013	$(521)	$—	$(466)	$(987)